Operating Expenses (Tables)	3 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of Operating Expenses

The following summarizes the depreciation, amortization, personnel costs, and impairment recognized in operating expenses during the three months ended December 31, 2025 and 2024:

	Three months ended December 31,
	2025	2024
Cost of sales	(7,982)	(6,546)
Selling and distribution expenses	(12,565)	(10,125)
General and administrative expenses	(2,473)	(2,447)
Total depreciation	(23,020)	(19,118)

Cost of sales	(70)	(54)
Selling and distribution expenses	(6,503)	(6,751)
General and administrative expenses	(565)	(170)
Total amortization	(7,138)	(6,975)

Cost of sales	(54,098)	(53,118)
Selling and distribution expenses	(31,345)	(26,330)
General and administrative expenses	(14,792)	(12,739)
Total personnel costs	(100,235)	(92,187)

Selling and distribution expenses	—	(99)
Total impairment	—	(99)